UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 91.6%

Corporate — 0.9%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,747,021
University of California, RB, Limited Project, Series B (AGM), 5.00%, 5/15/33	1,760	1,822,814

		4,569,835

County/City/Special District/School District — 47.0%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	8,000	8,246,240
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	256,517
Brentwood Infrastructure Financing Authority California, Special Assessment Bonds, Refunding, Series A (AGM), 5.20%, 9/02/29	3,980	4,041,849
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	3,000	3,093,840
City & County of San Francisco California, COP, Refunding, Series A, 5.00%, 10/01/28	5,895	6,269,332
City of Riverside California, COP (AMBAC), 5.00%, 9/01/28	3,000	3,042,570
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/27	7,910	8,401,923
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,245,840
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,500	2,701,100
Fontana Unified School District California, GO, Series A (AGM), 5.25%, 8/01/31	3,000	3,208,710
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	11,433,103
Fresno Joint Powers Financing Authority California, RB, Series A (AGM), 5.75%, 6/01/26	3,295	3,369,467

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Glendora Unified School District California, GO, Election of 2005, Series A (NPFGC):
5.00%, 8/01/27	$1,350	$1,443,042
5.25%, 8/01/30	2,730	2,916,732
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	10,000	10,427,100
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC):
5.00%, 7/01/27	5,240	5,571,168
5.00%, 7/01/35	6,825	7,089,264
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	1,515	1,616,672
Los Angeles Unified School District California, GO, Election of 2002, Series C (AGM), 5.00%, 7/01/32	10,000	10,454,800
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.13%, 8/01/32	1,075	1,136,522
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	11,616,550
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	8,000	8,541,360
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,785,514
Orchard School District California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	7,891,015
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,495,496
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,170,440
5.63%, 8/01/39	4,500	4,901,760
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	16,930	17,159,232

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	$5,000	$5,293,900
Riverside Unified School District California, GO, Series C (AGC), 5.00%, 8/01/32	2,000	2,082,000
Sacramento Area Flood Control Agency, Special Assessment Bonds, Refunding, Consolidated, Capital Assessment District, Series A (NPFGC), 5.00%, 10/01/32	4,350	4,549,056
Saddleback Valley Unified School District California, GO (AGM), 5.00%, 8/01/29	2,565	2,699,432
San Bernardino City Unified School District California, GO, Series A (AGM), 5.00%, 8/01/28	5,000	5,204,300
San Diego Community College District California, GO, Election of 2006 (AGM), 5.00%, 8/01/32	7,090	7,458,467
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	1,115	1,163,882
San Jose Redevelopment Agency California, Tax Allocation Bonds, Housing Set Aside Merged Area, Series E, AMT (NPFGC), 5.85%, 8/01/27	7,300	7,315,841
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	6,764,368
San Mateo County Transportation District California, Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	4,350	4,580,898
Santa Rosa High School District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	2,500	2,540,950
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,283,368
South Tahoe Joint Powers Financing Authority, RB, South Tahoe Redevelopment Project Area No. 1, Series A (AGM), 5.00%, 10/01/29	1,645	1,674,215
Ventura County Community College District, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/27	3,395	3,583,660
West Contra Costa Unified School District California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,769,076
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,964,737

		242,455,308

Municipal Bonds	Par (000)	Value

California (continued)

Education — 7.6%
California State University Revenue Systemwide, Series C, 5.00%, 11/01/35	$20,000	$20,497,800
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,136,487
University of California, RB, Limited Project, Series D:
(AGM), 5.00%, 5/15/37	2,775	2,887,943
(NPFGC), 5.00%, 5/15/37	5,390	5,593,796
(NPFGC), 5.00%, 5/15/41	1,240	1,292,626

		39,408,652

Health — 3.6%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	2,130	2,333,138
6.00%, 7/01/39	5,500	5,987,685
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,886,533
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	1,025	1,097,467
City of Torrance California, RB, Torrance Memorial Medical Center, Series A, 5.00%, 9/01/40	5,350	5,292,327

		18,597,150

Housing — 0.1%
California Rural Home Mortgage Finance Authority, RB, AMT, Mortgage-Backed Securities Program (Ginnie Mae):
Series A, 6.35%, 12/01/29	100	110,339
Series B, 6.25%, 12/01/31	70	70,772
County of San Bernardino California, Refunding RB, Home Mortgage- Backed Securities, Series A-1, AMT (Ginnie Mae), 6.25%, 12/01/31	140	147,563

		328,674

State — 2.8%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,044,450
California State University, Refunding RB, Systemwide, Series C (NPFGC), 5.00%, 11/01/38	5,690	5,808,580
State of California, GO, Various Purpose, 6.00%, 3/01/33	4,000	4,594,560

		14,447,590

Transportation — 11.4%
City of San Jose California, RB, Series D (NPFGC), 5.00%, 3/01/28	4,575	4,689,101

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Transportation (concluded)
City of San Jose California, Refunding RB, Series A, AMT (BHAC), 5.50%, 3/01/23	$1,100	$1,168,607
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,480,050
County of Sacramento California, RB:
Senior-Series B, AMT (AGM), 5.25%, 7/01/33	7,500	7,694,625
Subordinated and PFC/Grant, Series C (AGC), 5.75%, 7/01/39	5,455	5,950,150
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	11,405	11,412,869
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	9,650	10,842,643
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,001,990
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	986,212
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,645,450
5.75%, 5/01/25	3,500	3,932,320

		58,804,017

Utilities — 18.2%
City of Glendale California, RB (NPFGC), 5.00%, 2/01/32	4,390	4,447,553
City of Los Angeles California, Refunding RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,224,490
City of Santa Clara California, RB, Sub- Series A (NPFGC), 5.00%, 7/01/28	5,500	5,646,190
Contra Costa Water District, Refunding RB, Series L (AGM), 5.00%, 10/01/32	4,135	4,369,082
East Bay Municipal Utility District, RB, Series A (NPFGC), 5.00%, 6/01/37	6,525	6,891,770
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/33	4,125	4,371,510
East Valley Water District Financing Authority, Refunding RB, 5.00%, 10/01/40	4,085	4,260,165
Fortuna Public Financing Authority, RB (AGM), 5.00%, 10/01/36	1,500	1,522,965
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,915	8,193,687
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	14,196,246
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,396,779
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	13,000	13,410,020

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/27	$7,070	$7,555,780
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	3,000	3,154,110
Turlock Public Financing Authority California, RB, Series A (NPFGC), 5.00%, 9/15/33	3,000	3,053,700
Vallecitos Water District California, COP, Refunding, Series A (AGM), 5.00%, 7/01/27	2,000	2,095,700

		93,789,747

Total Municipal Bonds – 91.6%		472,400,973

Municipal Bonds Transferred to Tender Option Bond Trusts (a)

California — 71.8%

Corporate — 5.5%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	20,714,754
University of California, RB, Series L, 5.00%, 5/15/40	7,398	7,716,398

		28,431,152

County/City/Special District/School District — 38.5%
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	12,499,677
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	15,997	16,619,400
Lodi Unified School District California, GO, Election of 2002 (AGM), 5.00%, 8/01/29	10,260	10,481,513
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	12,000	12,587,640
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	26,438	27,700,450
Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	7,851,612
Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,016,158
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,188,500
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	19,998	20,775,860
Peralta Community College District, GO, Series A (NPFGC), 5.00%, 8/01/31	24,130	25,231,776

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (a)	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	$10,000	$10,425,400
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,550	7,875,103
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,755,059
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,497	10,944,397
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	11,472,048

		198,424,593

Education — 5.1%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,860	5,010,174
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,339,520
Series O, 5.75%, 5/15/34	11,190	12,760,405

		26,110,099

Utilities — 22.7%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,568	3,593,984
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	9,432,165
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	15,000	15,606,600
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	7,990	8,420,102
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/31	5,007	5,244,919
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,278,892
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,757,550
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2 (NPFGC), 5.00%, 7/01/27	16,000	16,988,320
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,879,000
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,694,445

Municipal Bonds Transferred to Tender Option Bond Trusts (a)	Par (000)	Value

California (concluded)

Utilities (concluded)
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	$8,510	$8,972,433
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	10,513,700

		117,382,110

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 71.8%		370,347,954

Total Long-Term Investments (Cost – $816,295,406) – 163.4%		842,748,927

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (b)(c)	13,615,499	13,615,499

Total Short-Term Securities (Cost – $13,615,499) – 2.6%		13,615,499

Total Investments (Cost – $829,910,905*) – 166.0%		856,364,426
Other Assets Less Liabilities – 1.8%		9,510,117
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (35.5)%		(183,366,237)
Preferred Shares, at Redemption Value – (32.3)%		(166,537,650)

Net Assets Applicable to Common Shares – 100.0%		$515,970,656

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$647,119,685

Gross unrealized appreciation	$27,342,796
Gross unrealized depreciation	(1,300,476)

Net unrealized appreciation	$26,042,320

(a)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF California Municipal Money Fund	39,049,939	(25,434,440)	13,615,499	$1,848

(c)	Represents the current yield as of report date.

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$842,748,927	—	$842,748,927
Short-Term Securities	$13,615,499	—	—	13,615,499

Total	$13,615,499	$842,748,927	—	$856,364,426

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: December 22, 2010